Segment Reporting (Table) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net interest income	$ 8,391,000,000	$ 8,278,000,000	$ 8,525,000,000
Noninterest income	6,771,000,000	6,947,000,000	6,850,000,000
Total revenue	15,162,000,000	15,225,000,000	15,375,000,000
Provision for credit losses (benefit)	433,000,000	255,000,000	273,000,000
Depreciation and amortization	843,000,000	809,000,000	776,000,000
Other noninterest expense	8,633,000,000	8,654,000,000	8,712,000,000
Income (loss) before income taxes and noncontrolling interests	5,253,000,000	5,507,000,000	5,614,000,000
Income taxes (benefit)	1,268,000,000	1,364,000,000	1,407,000,000
Net income (loss)	3,985,000,000	4,143,000,000	4,207,000,000
Average Assets	361,260,000,000	354,964,000,000	327,853,000,000
Retail Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	4,509,000,000	4,306,000,000	3,775,000,000
Noninterest income	2,693,000,000	2,781,000,000	2,740,000,000
Total revenue	7,202,000,000	7,087,000,000	6,515,000,000
Provision for credit losses (benefit)	297,000,000	253,000,000	285,000,000
Depreciation and amortization	175,000,000	187,000,000	190,000,000
Other noninterest expense	5,116,000,000	5,257,000,000	5,176,000,000
Income (loss) before income taxes and noncontrolling interests	1,614,000,000	1,390,000,000	864,000,000
Income taxes (benefit)	591,000,000	506,000,000	314,000,000
Net income (loss)	1,023,000,000	884,000,000	550,000,000
Average Assets	85,871,000,000	86,977,000,000	88,869,000,000
Corporate & Institutional Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	3,181,000,000	3,144,000,000	3,461,000,000
Noninterest income	2,035,000,000	1,947,000,000	1,756,000,000
Total revenue	5,216,000,000	5,091,000,000	5,217,000,000
Provision for credit losses (benefit)	177,000,000	78,000,000	90,000,000
Depreciation and amortization	153,000,000	149,000,000	139,000,000
Other noninterest expense	2,069,000,000	2,038,000,000	1,978,000,000
Income (loss) before income taxes and noncontrolling interests	2,817,000,000	2,826,000,000	3,010,000,000
Income taxes (benefit)	908,000,000	934,000,000	1,010,000,000
Net income (loss)	1,909,000,000	1,892,000,000	2,000,000,000
Average Assets	140,309,000,000	133,754,000,000	124,633,000,000
Asset Management Group [Member]
Segment Reporting Information [Line Items]
Net interest income	300,000,000	292,000,000	258,000,000
Noninterest income	851,000,000	869,000,000	818,000,000
Total revenue	1,151,000,000	1,161,000,000	1,076,000,000
Provision for credit losses (benefit)	(6,000,000)	9,000,000	(1,000,000)
Depreciation and amortization	45,000,000	44,000,000	41,000,000
Other noninterest expense	780,000,000	802,000,000	778,000,000
Income (loss) before income taxes and noncontrolling interests	332,000,000	306,000,000	258,000,000
Income taxes (benefit)	122,000,000	112,000,000	95,000,000
Net income (loss)	210,000,000	194,000,000	163,000,000
Average Assets	7,707,000,000	7,920,000,000	7,712,000,000
BlackRock [Member]
Segment Reporting Information [Line Items]
Noninterest income	685,000,000	717,000,000	703,000,000
Total revenue	685,000,000	717,000,000	703,000,000
Income (loss) before income taxes and noncontrolling interests	685,000,000	717,000,000	703,000,000
Income taxes (benefit)	153,000,000	169,000,000	173,000,000
Net income (loss)	532,000,000	548,000,000	530,000,000
Average Assets	7,118,000,000	6,983,000,000	6,640,000,000
Other [Member]
Segment Reporting Information [Line Items]
Net interest income	401,000,000	536,000,000	1,031,000,000
Noninterest income	507,000,000	633,000,000	833,000,000
Total revenue	908,000,000	1,169,000,000	1,864,000,000
Provision for credit losses (benefit)	(35,000,000)	(85,000,000)	(101,000,000)
Depreciation and amortization	470,000,000	429,000,000	406,000,000
Other noninterest expense	668,000,000	557,000,000	780,000,000
Income (loss) before income taxes and noncontrolling interests	(195,000,000)	268,000,000	779,000,000
Income taxes (benefit)	(506,000,000)	(357,000,000)	(185,000,000)
Net income (loss)	311,000,000	625,000,000	964,000,000
Average Assets	$ 120,255,000,000	$ 119,330,000,000	$ 99,999,000,000